Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Treasury Stock Equity	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2011	$ 8,061,017	$ 4,452	$ 371,649		$ 3,362,633	$ 4,648,585	$ (485,767)	$ 7,901,552
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects	113,786	10	3,266		110,510			113,786	159,465
Shares from exercise of options and related tax effects		7,642	2,574,836
Compensation expense related to stock options	26,476				26,476			26,476
Dividends paid	271,733					271,733		271,733
Minority interest increase from stock issuance	59,787				(26,918)			(26,918)	86,705
Minority interest decrease from distributions to noncontrolling interest holders	26,428								26,428
Changes in fair value of noncontrolling interests	18,880				18,880			18,880
Comprehensive income net of tax including portion attributable to noncontrolling interest abstract
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	(6,784)						(6,346)	(6,346)	(438)
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	1,232,259					1,186,809		1,186,809	45,450
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	1,225,475							1,180,463	45,012
Shareholders equity at Dec. 31, 2012	9,207,260				3,491,581	5,563,661	(492,113)	8,942,506	264,754
Proceeds from exercise of options and related tax effects	72,105	3	2,108		69,994			72,105
Shares from exercise of options and related tax effects	2,200		1,602,226
Proceeds from conversion of preference shares	34,784	(4,465)	4,465		34,784			34,784
Preference share conversion		(3,975,533)	3,975,533
Compensation expense related to stock options	(18,484)				(18,484)			(18,484)
Dividends paid	296,134					296,134
treasury stock value	(505,014)			(7,548,951)
treasury stock shares				(505,014)
Minority interest increase from stock issuance	(16,916)				1,511			1,511	(18,427)
Minority interest decrease from distributions to noncontrolling interest holders	(26,262)							296,134	(26,262)
Changes in fair value of noncontrolling interests	(105,389)				(105,389)			(105,389)
Comprehensive income net of tax including portion attributable to noncontrolling interest abstract
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	(71,449)						(69,325)	(69,325)	(2,124)
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	786,020					760,997		760,997	25,023
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	714,571							691,672	22,899
Shareholders equity at Sep. 30, 2013	$ 9,097,489	$ 0	$ 381,488	$ (505,014)	$ 3,510,965	$ 6,028,524	$ (561,438)	$ 8,854,525	$ 242,964
Shares issued at Sep. 30, 2013		0